Commitments and Contingencies (Details) € in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2019 EUR (€)	Nov. 30, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Lease payments	$ 63,425		$ 66,028
Escrow deposit			3,409
Rent expenses	$ 3,083	$ 2,191	$ 10,412	$ 5,266	$ 3,431
Office space in Dublin
Property, Plant and Equipment [Line Items]
Term of contract			12 years
Lease payments						€ 598	$ 651
Corporate office facilities
Property, Plant and Equipment [Line Items]
Term of contract			10 years
Lease commitments			$ 35,642